Supplemental Condensed Consolidating Financial Information	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010
Condensed Financial Information [Abstract]
Condensed Consolidating Statement Of Income [Text Block]
Condensed consolidating statements of income
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Sales and other income	2,007	-	2,983	(145)	4,845

Product sales	1,889	-	2,902	-	4,791
Interest, dividends and other	118	-	81	(145)	54

Costs and expenses	1,943	85	660	538	3,226

Production costs	824	-	1,327	-	2,151
Exploration costs	13	14	169	-	196
Related party transactions	(8)	-	-	-	(8)
General and administrative expenses/(recoveries)	186	36	17	(32)	207
Royalties paid	54	-	88	-	142
Market development costs	3	-	3	-	6
Depreciation, depletion and amortization	276	-	307	-	583
Impairment of assets	11	-	3	-	14
Interest expense	4	52	79	-	135
Accretion expense	9	-	12	-	21
Employment severance costs	7	-	3	-	10
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	564	(17)	(1,149)	570	(32)
Non-hedge derivative gain and movement on bonds	-	-	(199)	-	(199)

Income/(loss) before income tax provision	64	(85)	2,323	(683)	1,619
Taxation expense	(225)	(1)	(226)	-	(452)
Equity income in associates	47	6	-	-	53
Equity income/(loss) in subsidiaries	1,353	656	-	(2,009)	-
Income/(loss) from continuing operations	1,239	576	2,097	(2,692)	1,220
Preferred stock dividends	(51)	-	(52)	103	-
Net income/(loss)	1,188	576	2,045	(2,589)	1,220
Less: Net income attributable to noncontrolling interests	-	-	(32)	-	(32)

Net income/(loss) - attributable to AngloGold Ashanti	1,188	576	2,013	(2,589)	1,188

Condensed consolidating statements of income
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2010
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Sales and other income	1,634	(2)	2,296	(107)	3,821

Product sales	1,553	-	2,238	-	3,791
Interest, dividends and other	81	(2)	58	(107)	30

Costs and expenses	1,252	394	2,312	(334)	3,624

Production costs	784	-	1,093	-	1,877
Exploration costs	6	8	143	-	157
Related party transactions	(13)	-	-	-	(13)
General and administrative expenses/(recoveries)	109	(6)	39	8	150
Royalties paid	21	-	75	-	96
Market development costs	5	-	4	-	9
Depreciation, depletion and amortization	253	-	261	-	514
Impairment of assets	17	-	15	-	32
Interest expense	3	50	49	-	102
Accretion expense	7	-	9	-	16
Employment severance costs	12	-	2	-	14
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	8	342	25	(342)	33
Non-hedge derivative loss and movement on bonds	40	-	597	-	637

Income/(loss) before income tax provision	382	(396)	(16)	227	197
Taxation benefit/(expense)	39	(1)	(165)	-	(127)
Equity income in associates	48	-	-	-	48
Equity (loss)/income in subsidiaries	(336)	(163)	-	499	-
Income/(loss) from continuing operations	133	(560)	(181)	726	118
Preferred stock dividends	(51)	-	(51)	102	-
Net income/(loss)	82	(560)	(232)	828	118
Less: Net income attributable to noncontrolling interests	-	-	(36)	-	(36)

Net income/(loss) - attributable to AngloGold Ashanti	82	(560)	(268)	828	82

Supplemental Balance Sheet Disclosures [Text Block]
Condensed consolidating balance sheets
AT SEPTEMBER 30, 2011
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Current Assets	860	2,323	3,339	(4,108)	2,414
Cash and cash equivalents	471	325	279	-	1,075
Restricted cash	1	-	37	-	38
Receivables, inter-group balances and other current assets	388	1,998	3,023	(4,108)	1,301
Property, plant and equipment, net	1,837	-	3,974	-	5,811
Acquired properties, net	168	-	613	-	781
Goodwill	6	-	188	(16)	178
Other intangibles, net	-	-	16	-	16
Other long-term inventory	-	-	54	-	54
Materials on the leach pad	-	-	367	-	367
Other long-term assets and deferred taxation assets	4,061	3,484	897	(7,377)	1,065

Total assets	6,932	5,807	9,448	(11,501)	10,686

LIABILITIES AND EQUITY
Current liabilities including inter-group balances	851	1,571	2,978	(4,448)	952
Other non-current liabilities	49	-	60	(43)	66
Long-term debt	32	994	1,431	-	2,457
Derivatives	-	-	78	-	78
Deferred taxation liabilities	598	-	549	5	1,152
Provision for environmental rehabilitation	151	-	395	-	546
Other accrued liabilities	-	-	33	-	33
Provision for pension and other post-retirement medical benefits	139	-	15	-	154
Commitments and contingencies	-	-	-	-	-
Equity	5,112	3,242	3,909	(7,015)	5,248
Stock issued	13	5,219	897	(6,116)	13
Additional paid in capital	8,717	393	219	(612)	8,717
Accumulated (deficit)/profit	(2,770)	(2,369)	(3,570)	5,939	(2,770)
Accumulated other comprehensive income and reserves	(848)	(1)	6,228	(6,227)	(848)
Total AngloGold Ashanti stockholders' equity	5,112	3,242	3,774	(7,016)	5,112
Noncontrolling interests	-	-	135	1	136

Total liabilities and equity	6,932	5,807	9,448	(11,501)	10,686

Condensed consolidating balance sheets
AT DECEMBER 31, 2010
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Current Assets	1,169	2,265	3,869	(5,306)	1,997
Cash and cash equivalents	152	114	309	-	575
Restricted cash	1	-	9	-	10
Receivables, inter-group balances and other current assets	1,016	2,151	3,551	(5,306)	1,412
Property, plant and equipment, net	2,197	-	3,729	-	5,926
Acquired properties, net	217	-	619	-	836
Goodwill	-	-	197	(17)	180
Other intangibles, net	-	-	17	-	17
Other long-term inventory	-	-	27	-	27
Materials on the leach pad	-	-	331	-	331
Other long-term assets and deferred taxation assets	3,328	736	914	(3,904)	1,074

Total assets	6,911	3,001	9,703	(9,227)	10,388

LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,293	1,587	6,116	(7,992)	1,004
Other non-current liabilities	52	-	71	(54)	69
Long-term debt	39	1,044	1,519	-	2,602
Derivatives	-	-	176	-	176
Deferred taxation liabilities	720	-	471	9	1,200
Provision for environmental rehabilitation	176	-	354	-	530
Other accrued liabilities	-	-	38	-	38
Provision for pension and other post-retirement medical benefits	165	-	15	-	180
Commitments and contingencies	-	-	-	-	-
Equity	4,466	370	943	(1,190)	4,589
Stock issued	13	4,587	897	(5,484)	13
Additional paid in capital	8,670	363	219	(582)	8,670
Accumulated (deficit)/profit	(3,869)	(4,580)	(4,350)	8,930	(3,869)
Accumulated other comprehensive income and reserves	(348)	-	4,055	(4,055)	(348)
Total AngloGold Ashanti stockholders' equity	4,466	370	821	(1,191)	4,466
Noncontrolling interests	-	-	122	1	123

Total liabilities and equity	6,911	3,001	9,703	(9,227)	10,388

Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
Condensed consolidating statements of cash flows
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011
(unaudited)
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Net cash provided by/(used) in operating activities	1,016	57	981	(103)	1,951
Net income/(loss)	1,188	576	2,045	(2,589)	1,220
Reconciled to net cash provided by/(used) in by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	565	(17)	(1,088)	570	30
Depreciation, depletion and amortization	276	-	307	-	583
Impairment of assets	11	-	3	-	14
Deferred taxation	176	-	6	-	182
Other non cash items	(1,455)	(635)	19	1,916	(155)
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	1	-	49	-	50

Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	144	117	(261)	-	-
Receivables	20	-	(28)	-	(8)
Inventories	22	-	(141)	-	(119)
Accounts payable and other current liabilities	68	16	70	-	154

Net cash used in investing activities	(373)	(72)	(658)	-	(1,103)
Increase in non-current investments	(31)	(69)	(115)	-	(215)
Additions to property, plant and equipment	(352)	-	(587)	-	(939)
Expenditure on intangible assets	(6)	-	-	-	(6)
Proceeds on sale of mining assets	5	-	7	-	12
Proceeds on sale of investments	-	-	79	-	79
Proceeds from disposal of subsidiary	9	-	-	-	9
Loans receivable advanced	-	(3)	(10)	-	(13)
Loans receivable repaid	3	-	-	-	3
Cash of subsidiary disposed	-	-	(11)	-	(11)
Change in restricted cash	(1)	-	(21)	-	(22)

Net cash (used)/generated by financing activities	(235)	226	(347)	103	(253)
Repayments of debt	(98)	(150)	(11)	-	(259)
Issuance of stock	3	110	(110)	-	3
Proceeds from debt	-	100	6	-	106
Dividends (paid)/received	(140)	166	(232)	103	(103)

Net increase/(decrease) in cash and cash equivalents	408	211	(24)	-	595
Effect of exchange rate changes on cash	(89)	-	(17)	-	(106)
Cash and cash equivalents – January 1,	152	114	320	-	586
Cash and cash equivalents – September 30,	471	325	279	-	1,075

Condensed consolidating statements of cash flows
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2010
(unaudited)
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Net cash (used) in/provided by operating activities	(86)	(357)	1,086	(102)	541
Net income/(loss)	82	(560)	(232)	828	118
Reconciled to net cash (used) in/provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	28	342	20	(342)	48
Depreciation, depletion and amortization	253	-	261	-	514
Impairment of assets	17	-	15	-	32
Deferred taxation	78	-	19	-	97
Cash utilized for hedge book settlements	(774)	-	(776)	-	(1,550)
Other non cash items	609	(182)	1,715	(588)	1,554
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	3	-	22	-	25

Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	(208)	26	182	-	-
Receivables	(21)	3	(80)	-	(98)
Inventories	(17)	-	(109)	-	(126)
Accounts payable and other current liabilities	(136)	14	49	-	(73)

Net cash used in investing activities	(666)	(29)	(573)	-	(1,268)
Increase in non-current investments	-	(29)	(91)	-	(120)
Additions to property, plant and equipment	(281)	-	(342)	-	(623)
Proceeds on sale of mining assets	62	-	5	-	67
Proceeds on sale of investments	-	-	62	-	62
Cash outflows from derivatives purchased	(444)	-	(226)	-	(670)
Loans receivable advanced	(3)	-	(4)	-	(7)
Change in restricted cash	-	-	23	-	23

Net cash generated/(used) by financing activities	827	567	(580)	102	916
Repayments of debt	-	(1,000)	(318)	-	(1,318)
Issuance of stock	793	281	(281)	-	793
Share issue expenses	(16)	-	-	-	(16)
Proceeds from debt	208	994	838	-	2,040
Debt issue costs	-	(12)	(22)	-	(34)
Cash outflows from derivatives with financing	(40)	-	(413)	-	(453)
Dividends (paid)/received	(118)	304	(384)	102	(96)

Net increase/(decrease) in cash and cash equivalents	75	181	(67)	-	189
Effect of exchange rate changes on cash	21	-	28	-	49
Cash and cash equivalents – January 1,	231	578	291	-	1,100
Cash and cash equivalents – September 30,	327	759	252	-	1,338